CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current
Cash	$ 157,668	$ 0
Accounts receivable	0	847
Prepaid expenses	29,475	24,012
Due from related parties	0	133,775
Total current assets	187,143	158,634
Property and equipment	127,060	36,128
Intangible assets	71,617	249,996
Assets held for sale	127,972	185,044
Total assets	513,792	629,802
Current
Bank indebtedness	0	7,148
Accounts payable and accrued liabilities	1,554,892	1,449,555
Share subscriptions	61,167	0
Current portion of notes payable	610,444	404,370
Due to related parties	12,575	16,170
Convertible debentures payable	274,466	1,835,225
Secured loan payable	717,460	676,849
Conversion feature	22,565	1,047,347
Current portion of warrant liability	4,474	0
Total current liabilities	3,258,043	5,436,664
Notes Payable	150,271	0
Warrant Liability	101,698	0
Total Liabilities	3,510,012	5,436,664
EQUITY
Issued Capital	5,401,024	550,744
Reserves	972,697	0
Equity component of convertible debentures	0	222,417
Deficit	(9,369,941)	(5,580,023)
Total shareholders' deficit	(2,996,220)	(4,806,862)
Total liabilities and shareholders' deficit	$ 513,792	$ 629,802